TAXATION - Deferred tax assets and liabilities (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
TAXATION
Total deferred tax assets at the beginning	Rp 3,743
Total deferred tax assets at the beginning	3,743		Rp 2,232
Total deferred tax assets at the ending	3,824		3,743
Total deferred tax assets at the ending	3,824	$ 268	3,743	Rp 2,232
Total deferred tax liabilities at the beginning	(607)
Total deferred tax liabilities at the beginning	(607)		(657)
Total deferred tax liabilities at the ending	(858)		(607)
Total deferred tax liabilities at the ending	(858)	$ (60)	(607)	(657)
Temporary differences associated with investments in subsidiaries and associated companies, for which deferred tax liabilities have not been recognized	Rp 25,480		Rp 32,132
Change in tax rate	3.00%	3.00%	3.00%
Applicable tax rate			19.00%
The company
TAXATION
Total deferred tax assets at the beginning	Rp 2,935		Rp 2,454
Total deferred tax assets at the beginning	2,841		2,301
Effect of changes of tax rate	188		(290)
Effect of changes of tax rate	179		(273)
(Charged) credited to profit or loss	408		223
(Charged) credited to profit or loss	435		265
(Charged) credited to other comprehensive income	(228)		546
(Charged) credited to equity			2
Total deferred tax assets at the ending	3,303		2,935	2,454
Total deferred tax assets at the ending	3,227		2,841	2,301
Total deferred tax liabilities at the beginning	(94)		(153)
Effect of changes of tax rate	(9)		17
(Charged) credited to profit or loss	27		42
Total deferred tax liabilities at the ending	Rp (76)		Rp (94)	Rp (153)
Change in tax rate	(5.00%)	(5.00%)
Applicable tax rate	19.00%	19.00%	19.00%	20.00%
The company | Allowances for expected credit losses
TAXATION
Total deferred tax assets at the beginning	Rp 824		Rp 774
Effect of changes of tax rate	87		(126)
(Charged) credited to profit or loss	(16)		174
(Charged) credited to equity			2
Total deferred tax assets at the ending	895		824	Rp 774
The company | Net periodic pension and other post-employment benefits costs
TAXATION
Total deferred tax assets at the beginning	1,204		837
Effect of changes of tax rate	117		(158)
(Charged) credited to profit or loss	17		(21)
(Charged) credited to other comprehensive income	(228)		546
Total deferred tax assets at the ending	1,110		1,204	837
The company | Difference between accounting and tax bases of property and equipment
TAXATION
Total deferred tax assets at the beginning	414		427
Effect of changes of tax rate	(32)		32
(Charged) credited to profit or loss	249		(45)
Total deferred tax assets at the ending	631		414	427
The company | Provision for employee benefits
TAXATION
Total deferred tax assets at the beginning	278		230
Effect of changes of tax rate			(12)
(Charged) credited to profit or loss	111		60
Total deferred tax assets at the ending	389		278	230
The company | Deferred installation fee
TAXATION
Total deferred tax assets at the beginning	120		92
Effect of changes of tax rate	12		(17)
(Charged) credited to profit or loss	52		45
Total deferred tax assets at the ending	184		120	92
The company | Accrued expenses and provision for inventory obsolescence
TAXATION
Total deferred tax assets at the beginning	72		75
Effect of changes of tax rate	4		(8)
(Charged) credited to profit or loss	(4)		5
Total deferred tax assets at the ending	72		72	75
The company | Valuation of long-term investments
TAXATION
Total deferred tax liabilities at the beginning			(11)
Effect of changes of tax rate			1
(Charged) credited to profit or loss			10
Total deferred tax liabilities at the ending				(11)
The company | Leases
TAXATION
Total deferred tax liabilities at the beginning	(5)		(8)
Effect of changes of tax rate	(1)		1
(Charged) credited to profit or loss	2		2
Total deferred tax liabilities at the ending	(4)		(5)	(8)
The company | Capitalization Of Contract Costs
TAXATION
Effect of changes of tax rate			15
(Charged) credited to profit or loss			30
Total deferred tax liabilities at the beginning	(89)		(134)
Effect of changes of tax rate	(8)
(Charged) credited to profit or loss	25
Total deferred tax liabilities at the ending	(72)		(89)	(134)
The company | Land rights, intangible assets and others
TAXATION
Total deferred tax assets at the beginning	23		19
Effect of changes of tax rate			(1)
(Charged) credited to profit or loss	(1)		5
Total deferred tax assets at the ending	22		23	19
Subsidiaries
TAXATION
Total deferred tax assets at the beginning	451
Effect of changes of tax rate	63
(Charged) credited to profit or loss	83
Total deferred tax assets at the ending	Rp 597		Rp 451
Applicable tax rate	22.00%	22.00%	22.00%
Telkomsel
TAXATION
Total deferred tax assets at the beginning	Rp 1,736		Rp 1,147
Total deferred tax assets at the beginning	451		(547)
Effect of changes of tax rate	73		(355)
Effect of changes of tax rate	(14)		125
(Charged) credited to profit or loss	(39)		646
(Charged) credited to profit or loss			555
(Charged) credited to other comprehensive income	21		298
(Charged) credited to equity			20
Total deferred tax assets at the ending	1,791		1,736	1,147
Total deferred tax assets at the ending			451	(547)
Total deferred tax liabilities at the beginning	(1,285)		(1,694)
Total deferred tax liabilities at the beginning	451
Effect of changes of tax rate	(87)		480
(Charged) credited to profit or loss	(452)		(91)
(Charged) credited to profit or loss	(491)
(Charged) credited to equity			20
Total deferred tax liabilities at the ending	(1,824)		(1,285)	(1,694)
Total deferred tax liabilities at the ending	(33)		451
Telkomsel | Allowances for expected credit losses
TAXATION
Total deferred tax assets at the beginning	282		282
Effect of changes of tax rate	14		(59)
(Charged) credited to profit or loss	(117)		59
Total deferred tax assets at the ending	179		282	282
Telkomsel | Difference between accounting and tax bases of property and equipment
TAXATION
Total deferred tax liabilities at the beginning	(233)		(557)
Effect of changes of tax rate	(137)		446
(Charged) credited to profit or loss	37		(122)
Total deferred tax liabilities at the ending	(333)		(233)	(557)
Telkomsel | Fair Value Measurement of Financial Instrument
TAXATION
(Charged) credited to profit or loss	(549)
Total deferred tax liabilities at the beginning
Total deferred tax liabilities at the ending	(549)
Telkomsel | Provision for employee benefits
TAXATION
Total deferred tax assets at the beginning	1,079		865
Effect of changes of tax rate	59		(186)
(Charged) credited to profit or loss	69		102
(Charged) credited to other comprehensive income	21		298
Total deferred tax assets at the ending	1,228		1,079	865
Telkomsel | Leases
TAXATION
Effect of changes of tax rate	61
(Charged) credited to profit or loss	104
Total deferred tax liabilities at the beginning	(890)		(986)
(Charged) credited to profit or loss			76
(Charged) credited to equity			20
Total deferred tax liabilities at the ending	(725)		(890)	(986)
Telkomsel | Capitalization Of Contract Costs
TAXATION
(Charged) credited to profit or loss			24
Total deferred tax liabilities at the beginning	27
Effect of changes of tax rate			3
Total deferred tax liabilities at the ending			27
Telkomsel | License amortization
TAXATION
Total deferred tax liabilities at the beginning	(124)		(151)
Effect of changes of tax rate	(11)		31
(Charged) credited to profit or loss	(17)		(4)
Total deferred tax liabilities at the ending	(152)		(124)	(151)
Telkomsel | Contract cost
TAXATION
Total deferred tax liabilities at the beginning	27
(Charged) credited to profit or loss	(27)
Total deferred tax liabilities at the ending			27
Telkomsel | Other financial instruments
TAXATION
Total deferred tax assets at the beginning	384
(Charged) credited to profit or loss			493
Total deferred tax assets at the ending	384		384
Total deferred tax liabilities at the beginning	(65)
Effect of changes of tax rate			(109)
(Charged) credited to profit or loss			(65)
Total deferred tax liabilities at the ending	(65)		(65)
Telkomsel | Contract liabilities
TAXATION
Total deferred tax assets at the beginning	(9)
Total deferred tax assets at the beginning	9
(Charged) credited to profit or loss	9
Total deferred tax assets at the ending			9
Total deferred tax assets at the ending			(9)
Effect of changes of tax rate			(1)
(Charged) credited to profit or loss			(8)
Subsidiaries - others
TAXATION
Total deferred tax assets at the beginning	451		478
Effect of changes of tax rate			(57)
(Charged) credited to profit or loss			(38)
(Charged) credited to other comprehensive income			4
(Charged) credited to equity			64
Total deferred tax assets at the ending			451	478
Total deferred tax liabilities at the beginning	(607)		(657)
Total deferred tax liabilities at the beginning	(607)
Effect of changes of tax rate			(6)
Effect of changes of tax rate	4
(Charged) credited to profit or loss	(262)		74
(Charged) credited to other comprehensive income	(6)		11
Effect of Business Combination on Net Deferred Tax Assets	49
(Charged) credited to equity	(3)		(29)
Total deferred tax liabilities at the ending			(607)	Rp (657)
Total deferred tax liabilities at the ending	Rp (825)		Rp (607)